Pension and Postretirement Benefit Plans (Detail 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	$ 74	$ 78
Accrued benefit cost
Current liabilities	(41)	(41)
Non-current liabilities	(2,013)	(2,227)
Qualified and Non-qualified Pension Benefits
Change in plan assets
Company contributions	556	1,259	421
United States Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	11,391	10,395
Service cost	201	183	192
Interest cost	638	619	597
Actuarial (gain) loss	760	822
Benefit payments	(668)	(649)
Settlements, curtailments, special termination benefits and other	(3)	21
Benefit obligation at end of year	12,319	11,391	10,395
Change in plan assets
Fair value, beginning balance	10,493	9,243
Actual return on plan assets	1,463	1,148
Company contributions	290	755
Benefit payments	(668)	(649)
Settlements, curtailments, special termination benefits and other	(3)	(4)
Fair value, ending balance	11,575	10,493	9,243
Funded status at end of year	(744)	(898)
Accrued benefit cost
Current liabilities	(30)	(30)
Non-current liabilities	(714)	(868)
Ending balance	(744)	(898)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	3,981	3,975
Prior service cost (credit)	33	46
Ending balance	4,014	4,021
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	443	454
Accumulated benefit obligation	441	448
Fair value of plan assets	25	23
Total Accumulated Benefit Obligation	11,754	10,769
International Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	4,685	4,037
Acquisitions	4
Service cost	105	98
Interest cost	241	235
Participant contributions	4	4
Foreign exchange rate changes	16	284
Plan amendments	(75)	14
Actuarial (gain) loss	167	255
Benefit payments	(194)	(245)
Settlements, curtailments, special termination benefits and other	(41)	3
Benefit obligation at end of year	4,912	4,685
Change in plan assets
Fair value, beginning balance	3,897	3,022
Acquisitions	4
Actual return on plan assets	360	361
Company contributions	266	504
Participant contributions	4	4
Foreign exchange rate changes	18	251
Benefit payments	(194)	(245)
Fair value, ending balance	4,355	3,897
Funded status at end of year	(557)	(788)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	74	78
Accrued benefit cost
Current liabilities	(7)	(7)
Non-current liabilities	(624)	(859)
Ending balance	(557)	(788)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	(7)	(5)
Net actuarial loss (gain)	1,670	1,650
Prior service cost (credit)	(144)	(57)
Ending balance	1,519	1,588
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	1,676	3,322
Accumulated benefit obligation	1,563	3,126
Fair value of plan assets	1,122	2,526
Total Accumulated Benefit Obligation	4,532	4,279
Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	1,579	1,611
Service cost	55	51
Interest cost	88	97
Participant contributions	59	52
Foreign exchange rate changes	6	14
Plan amendments	69	(168)
Actuarial (gain) loss	125	80
Medicare Part D Reimbursement	13	10
Benefit payments	(166)	(168)
Benefit obligation at end of year	1,828	1,579	1,611
Change in plan assets
Fair value, beginning balance	1,075	929
Actual return on plan assets	119	129
Company contributions	62	133	53
Participant contributions	59	52
Benefit payments	(166)	(168)
Fair value, ending balance	1,149	1,075	929
Funded status at end of year	(679)	(504)
Accrued benefit cost
Current liabilities	(4)	(4)
Non-current liabilities	(675)	(500)
Ending balance	(679)	(504)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	1,063	1,059
Prior service cost (credit)	(341)	(504)
Ending balance	$ 722	$ 555